PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of property plant and equipment

									Consolidated
	Ref.	Land	Buildings and Infrastructure	Machinery, equipment and facilities	Furniture and fixtures	Construction in progress (*)	Right of use (i)	Others (**)	Total
Balance at December 31, 2022		485,107	4,451,114	16,525,293	40,882	4,025,550	644,880	197,619	26,370,445
Cost		485,107	8,741,911	36,373,386	284,863	4,025,550	1,057,566	643,304	51,611,687
Accumulated depreciation			(4,290,797)	(19,848,093)	(243,981)		(412,686)	(445,685)	(25,241,242)
Balance at December 31, 2022		485,107	4,451,114	16,525,293	40,882	4,025,550	644,880	197,619	26,370,445
Effect of foreign exchange differences		(4,586)	(5,859)	(19,497)	(1,877)	(2,973)	(1,667)	(104)	(36,563)
Acquisitions		49,434	45,852	265,728	2,791	4,040,151	73,215	59,035	4,536,206
Capitalized interest	28					182,799			182,799
Write-offs	27	(1,627)	(12,021)	(15,118)	(27)	(82,136)		(6,590)	(117,519)
Depreciation	26		(282,612)	(2,600,210)	(10,245)		(165,952)	(69,220)	(3,128,239)
Transfers to other asset categories		3,025	347,730	3,250,098	13,901	(3,737,635)		122,881
Transfer between groups - intangible assets and investment property		(6,637)	(21,528)	3,420	101	(13,979)		42	(38,581)
Right of use - Remesurement							124,310		124,310
Mazet Acquisition		591	9,468	8,281	391			814	19,545
Others			175	1,527		13,353			15,055
Balance at December 31, 2023		525,307	4,532,319	17,419,522	45,917	4,425,130	674,786	304,477	27,927,458
Cost		525,307	9,110,694	39,597,174	297,916	4,425,130	1,126,977	860,818	55,944,016
Accumulated depreciation			(4,578,375)	(22,177,652)	(251,999)		(452,191)	(556,341)	(28,016,558)
Balance at December 31, 2023		525,307	4,532,319	17,419,522	45,917	4,425,130	674,786	304,477	27,927,458
Effect of foreign exchange differences		9,943	14,711	209,148	2,991	(93,527)	14,627	916	158,809
Acquisitions		1,105	19,464	147,439	9,562	5,313,404	14,117	32,533	5,537,624
Capitalized interest	28					206,764			206,764
Write-offs	27			(22,978)	(19)	(37,463)	(855)	(204)	(61,519)
Depreciation	26		(290,195)	(2,981,703)	(11,689)		(231,394)	(54,260)	(3,569,241)
Transfers to other asset categories		57,087	464,518	3,197,335	58,293	(3,839,459)		62,226
Transfer between groups - intangible assets and investment property		(726)				(73,625)		(838)	(75,189)
Right of use - Remesurement							285,533		285,533
Others			31,695	303		(19,888)		3,674	15,784
Balance at December 31, 2024		592,716	4,772,512	17,969,066	105,055	5,881,336	756,814	348,524	30,426,023
Cost		592,716	9,664,220	43,110,825	372,094	5,881,336	1,269,089	922,119	61,812,399
Accumulated depreciation			(4,891,708)	(25,141,759)	(267,039)		(512,275)	(573,595)	(31,386,376)
Balance at December 31, 2024		592,716	4,772,512	17,969,066	105,055	5,881,336	756,814	348,524	30,426,023

(*)	Highlights of project advancements include: (i) business expansion, mainly port expansion in Itaguaí and Casa de Pedra, Itabirito project and tailings recovery (ii) new integrated cement plant projects and (iii) comprehensive overhaul of blast furnace and coke batteries at Presidente Vargas Plant.
(**)	Refer substantially to assets classified as vehicles and hardware.

Schedule of average estimated useful lives

		Consolidated
	12/31/2024	12/31/2023
Buildings and Infrastructure	33	33
Machinery, equipment and facilities	17	18
Furniture and fixtures	10	11
Others	10	10

Schedule of the right of use

					Consolidated
	Land	Buildings and Infrastructure	Machinery, equipment and facilities	Others	Total
Balance at December 31, 2022	465,048	62,431	83,161	34,240	644,880
Cost	548,756	107,782	277,865	123,164	1,057,567
Accumulated depreciation	(83,708)	(45,351)	(194,704)	(88,924)	(412,687)
Balance at December 31, 2022	465,048	62,431	83,161	34,240	644,880
Effect of foreign exchange differences		(503)	(340)	(824)	(1,667)
Addition	65,081	4,400		3,734	73,215
Remesurement	16,704	37,506	64,755	5,345	124,310
Depreciation	(31,751)	(18,116)	(97,181)	(18,904)	(165,952)
Transfers to other asset categories	(2,159)	339	3,754	(1,934)
Balance at December 31, 2023	512,923	86,057	54,149	21,657	674,786
Cost	629,004	143,926	254,640	99,407	1,126,977
Accumulated depreciation	(116,081)	(57,869)	(200,491)	(77,750)	(452,191)
Balance at December 31, 2023	512,923	86,057	54,149	21,657	674,786
Effect of foreign exchange differences		9,939	2,209	2,479	14,627
Addition	4,272		6,549	3,296	14,117
Remesurement	58,103	3,627	202,990	20,813	285,533
Depreciation	(38,290)	(16,511)	(150,430)	(26,163)	(231,394)
Write-offs			(855)		(855)
Balance at December 31, 2024	537,008	83,112	114,612	22,082	756,814
Cost	655,481	150,311	360,925	102,372	1,269,089
Accumulated depreciation	(118,473)	(67,199)	(246,313)	(80,290)	(512,275)
Balance at December 31, 2024	537,008	83,112	114,612	22,082	756,814